Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Operating revenues	$ 493,339	$ 405,346	$ 352,922
Operating revenues—Unigas Pool	50,043	46,345	27,004
Operating revenues—Luna Pool collaborative arrangements	7,355	22,101	26,555
Total operating revenues	550,737	473,792	406,481
Expenses
Brokerage commissions	6,923	5,900	4,802
Voyage expenses	74,509	78,674	71,953
Voyage expenses—Luna Pool collaborative arrangements	5,561	20,716	20,913
Vessel operating expenses	170,952	159,266	131,183
Depreciation and amortization	129,202	126,220	88,486
Impairment losses on vessels	0	0	63,581
Profit from sale of vessel	(4,797)	(4,721)	0
General and administrative costs	31,213	27,439	28,881
Other income	(60)	(364)	(367)
Total operating expenses	413,503	413,130	409,432
Operating (loss)/income	137,234	60,662	(2,951)
Foreign currency exchange gain on senior secured bonds	0	6,589	2,146
Realized loss on cross currency interest rate swap	0	(6,270)	0
Unrealized gain / (loss) on non-designated derivative instruments	(7,282)	25,124	791
Loss on repayment of senior bonds	0	(1,102)	0
Interest expense	(64,898)	(50,840)	(38,682)
Write off of deferred financing costs	(171)	(212)	0
Interest income	5,707	1,082	302
(Loss)/income before income taxes and share of results of equity method investments	70,590	35,033	(38,394)
Income taxes	(4,325)	(5,949)	(1,969)
Share of results of equity method investments	20,607	25,794	11,147
Net (loss)/income	86,872	54,878	(29,216)
Net income attributable to non-controlling interests	(4,617)	(1,405)	(1,748)
Net (loss)/income attributable to stockholders of Navigator Holdings Ltd.	$ 82,255	$ 53,473	$ (30,964)
(Loss)/earnings per share attributable to stockholders of Navigator Holdings Ltd.
Basic (in dollars per share)	$ 1.11	$ 0.69	$ (0.48)
Diluted (in dollars per share)	$ 1.10	$ 0.69	$ (0.48)
Weighted average number of shares outstanding:
Basic (in shares)	74,096,284	77,234,830	64,669,567
Diluted (in shares)	74,607,449	77,558,494	64,669,567